    As filed with the Securities and Exchange Commission on December 23, 2002


                                               Registration No. 333-48300
                                                                811-07697
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         ------------------------------

                                    FORM S-6

                         ------------------------------
                 FOR THE REGISTRATION UNDER THE SECURITIES ACT
                OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                         ------------------------------


                        POST-EFFECTIVE AMENDMENT NO. 4


A.  Exact name of trust:

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

B.  Name of depositor:

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

C.  Complete address of depositor's principal executive office:

                               51 Madison Avenue
                            New York, New York 10010

D.  Name and complete address of agent for service:

                             William J. Evers, Esq.
                          New York Life Insurance and
                              Annuity Corporation
                               51 Madison Avenue
                            New York, New York 10010

                                    Copy to:

Stephen E. Roth, Esq.                     Sheila K. Davidson, Esq.
Sutherland Asbill & Brennan LLP           Senior Vice President
1275 Pennsylvania Avenue, NW              and General Counsel
Washington, DC 20004-2415                 New York Life Insurance Company
                                          51 Madison Avenue
                                          New York, New York  10010


It is proposed that this filing will become effective (check appropriate box)


     [X] immediately upon filing pursuant to paragraph (b) of Rule 485.

     [ ] on May 1, 2002 pursuant to paragraph (b) of Rule 485.

     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E.  Title of securities being registered:

    Units of interest in a separate account under corporate executive series variable universal life insurance policies.

F.  Approximate date of proposed public offering:

    Not Applicable

G. Proposed maximum aggregate offering price to the public of the securities being registered.

H.  Amount of filing fee: None.

[ ] Check box if it is proposed that this filing will become effective on
    (date) at (time) pursuant to Rule 487.

                                EXPLANATORY NOTE

Registrant is filing this Post-Effective Amendment No. 4 ("Amendment") for the purpose of adding two new variable sub-accounts that will be available under the NYLIAC CorpExec VUL Corporate Executive Series Variable Universal Life Insurance contract described in the registration statement. The prospectus supplement contained in the Amendment adds to the information contained in the prospectus dated May 1, 2002. The Amendment is not intended to amend or delete any part of the May 1, 2002 prospectus, except as specifically noted herein.

                                  CORP EXEC VUL
          CORPORATE EXECUTIVE SERIES VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN
                        VARIABLE LIFE SEPARATE ACCOUNT I

                        Supplement dated January 1, 2003
                         to Prospectus dated May 1, 2002


        This supplement amends the May 1, 2002 Prospectus for the Corporate Executive Series Variable Universal Life Insurance Policies ("policy"). You should read this information carefully before you invest in the Investment Divisions described in this supplement and retain this supplement for future reference. This supplement is not valid unless it is read in conjunction with the May 1, 2002 Prospectus for the policy. The terms we use in this supplement have the same meanings as in the Prospectus for the policy.

        The purpose of this supplement is to describe the two new Investment Divisions that will be available under the policy as of January 1, 2003. This supplement identifies the new Investment Divisions and provides information regarding each new Investment Division's fees, expenses and investment objectives. Keeping this purpose in mind, please note the following changes.

        Throughout the Prospectus, all references to "forty-six" (or 46) Investment Divisions are changed to refer to 48 Investment Divisions.

    On the Prospectus cover page, add the following to the list of available variable Investment Divisions:

    -   Scudder VIT EAFE(R) Equity Index Fund
    -   Scudder VIT Small Cap Index Fund

    On the Prospectus cover page, replace the seventh paragraph with the following:

        "The policyowner should read this prospectus and keep it for further reference. It contains information that the policyowner should know before investing in the Corporate Executive Series, a NYLIAC corporate sponsored variable universal life insurance policy. This Prospectus is valid only when accompanied by the prospectuses of the Mainstay VP Series Fund, Inc., The Alger American Fund, the American Century(R) Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Variable Investment Fund, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Lord Abbett Series Fund, Inc., MFS(R) Variable Insurance Trust SM, The Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc. and the Scudder VIT Funds (the "Funds," each individually a "Fund")."

Under the section entitled PORTFOLIO FEES AND EXPENSES, add the following to the tables in that section:

                                                               Scudder VIT                Scudder VIT
                                                               EAFE(R) Equity Index       Small Cap Index
                                                               --------------------       ---------------
FUND ANNUAL EXPENSES
   (as a % of the average net assets for the fiscal year
   ended December 31, 2001)(a)
Advisory Fees                                                   0.45%(p)                  0.35%(q)
Administrative Fees                                             0.00%                     0.00%
12b-I Fees                                                      0.00%                     0.00%
Other Expenses                                                  0.20%                     0.10%
Total Fund Annual Expenses                                      0.65%                     0.45%


-----------------------

    (a) The Fund or its agents provided the fees and charges which are based on 2001 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

    (p) The Advisor has voluntarily agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.65% of the average daily net assets of the Fund until June 30, 2003.

    (q) The Advisor has voluntarily agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.45% of the average daily net assets of the Fund until June 30, 2003.

        On page 20, in the first paragraph under the bold heading, "The Funds and the Portfolios," delete the first sentence, "The Separate Account currently invests in 46 Portfolios of 13 Funds for the policies" and replace it with "The Separate Account currently invests in 48 Portfolios of 14 Funds for the policies."

      On page 22, add the following to the table showing the Funds, Portfolios and Investment Objectives available under the policies:

-------------------------------------------------------------------------------------
Fund                            Portfolios                 Investment Objectives
-------------------------------------------------------------------------------------
Scudder VIT Funds (Class        Scudder VIT EAFE(R)        capital appreciation
A Shares)                       Equity Index Fund

                                Scudder VIT Small Cap      capital appreciation
                                Index Fund
-------------------------------------------------------------------------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                                    PART II

                          UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                              RULE 484 UNDERTAKING

         Reference is made to Article VIII of the Depositor's By-Laws.

         New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $150 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


     REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

         New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the Corporate Executive Series Variable Universal Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.


                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

     The facing sheet.





     The supplement consisting of 2 pages.


     The undertaking to file reports.

     The undertaking pursuant to Rule 484.

     The representation as to the reasonableness of aggregate fees and charges.

     The signatures.

     Written consents of the following persons:

     (a) Thomas F. English, Esq.


     (b) Mei-Erh Chen, Associate Actuary


     (c) PricewaterhouseCoopers LLP

     The following exhibits:

1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

     (1) Resolution of the Board of Directors of NYLIAC establishing the Separate Account - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

     (2)          Not applicable.

     (3)(a) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617) filed 1/2/97 and incorporated herein by reference.

     (3)(b) Form of Sales Agreement, by and between NYLIFE Distributors Inc., as Underwriter, NYLIAC as Issuer, and Dealers - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(b) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (3)(c)       Not applicable.

     (4)          Not applicable.

     (5) Form of Policy for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit
                  (5) to Registrant's Initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

     (5)(a) Supplementary Term Rider for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit (5)(a) to Registrant's initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

     (5)(b) Level Term Rider for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit
                  (5)(b) to Registrant's initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

     (5)(c) Modification of Policy Provisions Endorsement - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (5)(c) to Registrant's Post-Effective Amendment No. 1 on Form S-6 (File No. 333-48300), filed 11/7/01 and incorporated herein by reference.

     (5)(d) Alterative Cash Surrender Value Benefit Endorsement - Previously filed in accordance with Regulation S-T, 17 CFR
                  232.102 (e) as Exhibit (5)(d) to Registrant's Post-Effective Amendment No. 1 on Form N-1 (File No. 333-48300), filed 11/7/01 and incorporated herein by reference.

     (6)(a) Restated Certificate of Incorporation of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to Registrant's initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

     (6)(b)(1) By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Registrant's initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

     (6)(b)(2) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                  (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

     (7)          Not applicable.

     (8)          Not applicable.

     (9)(a) Stock Sales Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life M.F.A. Series Fund, Inc.) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(a) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(b)(1) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended
                  - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(b)(2) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(b)(3)    Participation Agreement between Janus Aspen Series and NYLIAC
                  - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(b)(4) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(b)(5) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(5) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(b)(6) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(b)(7) Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

     (9)(b)(8) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No.33-53342), filed 4/16/98 and incorporated herein by reference.

     (9)(b)(9) Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (9)(r) to Registrant's Pre-Effective Amendment No. 1 to the registration statement on Form S-6 (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

     (9)(b)(10) Form of Substitution Agreement among NYLIAC, Mainstay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR
                  232.102 (e) as Exhibit (9)(s) to Registrant's Pre-Effective Amendment No. 1 to the registration statement on Form S-6 (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.


     (9)(b)(11) Form of Participation Agreement among Lord Abbett Series Fund, Inc.; Lord, Abbett & Co.; Lord Abbett Distributor LLC; and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(b)(11) to Registrant's Post-Effective Amendment No. 3 to the registration statement on Form-N-6 (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.



     (9)(b)(12) Form of Participation Agreement among American Century Variable Portfolios, Inc.; American Century Investment Management, Inc.; American Century Investment Services, Inc.; American Century Services Corporation; and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(b)(12) to Registrant's Post-Effective Amendment No. 2 to the registration statement on Form S-6 (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.



     (9)(b)(13) Form of Participation Agreement by and among Deutsche Asset Management VIT Funds, Deutsche Management, Inc. and NYLIAC - Filed herewith.


     (9)(c) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Registrant's Pre-Effective Amendment No. 2 on Form S-6 (File No. 333-07617), filed 4/25/97 for the following, and incorporated herein by reference:

                  Jay S. Calhoun, Vice President, Treasurer and Director
                    (Principal Financial Officer)
                  Richard M. Kernan, Jr., Director
                  Robert D. Rock, Senior Vice President and Director Frederick J. Sievert, President and Director
                    (Principal Executive Officer)
                  Stephen N. Steinig, Senior Vice President, Chief Actuary
                    and Director
                  Seymour Sternberg, Director

     (9)(d) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(e) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as
                  Exhibit 8(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

     (9)(f) Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit (9)(e) to Registrant's Pre-Effective Amendment No. 2 on Form S-6 (File No. 333-07617), filed 4/25/97 and incorporated herein by reference.

     (9)(g) Supplement to Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit 1.9(g) to Registrant's Post-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 4/24/98 and incorporated herein by reference.

     (9)(h) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit 10(e) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 33-87382), filed 2/18/99 and incorporated herein by reference for the following: filed

                  George J. Trapp, Director
                  Frank M. Boccio, Director
                  Phillip J. Hildebrand, Director
                  Michael G. Gallo, Director
                  Solomon Goldfinger, Director
                  Howard I. Atkins, Director

     (9)(i) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (10)(f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/13/00 and incorporated herein by reference.

     (9)(j) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to initial Registration Statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 10/11/00 and incorporated herein by reference.

     (9)(k) Power of Attorney for Theodore A. Mathas, Director - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(h) to Post-Effective Amendment No. 13 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 10/3/01 and incorporated herein by reference.

     (9)(l) Power of Attorney for Anne F. Pollack, Director, Senior Vice President and Chief Investment Officer - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                  (9)(r) to Post-Effective Amendment No. 11 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-79309), filed 1/24/02 and incorporated herein by reference.


     (9)(m) Power of Attorney for Michael E. Sproule, Director - Filed herewith.


     (10) Form of Application for a policy for Corporate Executive Series Variable Universal Life Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit
                  (10) to Registrant's initial registration statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

     (11) Illustration - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (11) to Registrant's Post-Effective Amendment No. 2 to the registration statement on Form S-6 (File No. 333-48300), filed 12/26/01 and incorporated herein by reference.

     (11)(a)      Illustration for CorpExec VUL - Filed herewith.


2.   Opinion and Consent of Thomas F. English, Esq. - Filed herewith.

3.   Not applicable.

4.   Not applicable.

5.   Not applicable.


6.   Opinion and Consent of Mei-Erh Chen, Associate Actuary. - Filed herewith.


7.   Consent of PricewaterhouseCoopers LLP - Filed herewith.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933, the Registrant, NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 23rd day of December, 2002.


                                            NYLIAC CORPORATE SPONSORED VARIABLE
                                            UNIVERSAL LIFE SEPARATE ACCOUNT-I
                                                       (Registrant)


                                            By /s/ Robert J. Hebron
                                              --------------------------------
                                                   Robert J. Hebron
                                                   Senior Vice President

                                            NEW YORK LIFE INSURANCE AND
                                            ANNUITY CORPORATION
                                                       (Depositor)


                                            By /s/ Robert J. Hebron
                                              --------------------------------
                                                   Robert J. Hebron
                                                   Senior Vice President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:





    Frank M. Boccio*              Director

    John A. Cullen*               Vice President and Controller (Principal
                                  Accounting Officer)

    Michael G. Gallo*             Director

    Solomon Goldfinger*           Director

    Phillip J. Hildebrand*        Director

    Theodore A. Mathas*           Director

    Anne F. Pollack*              Director

    Robert D. Rock*               Director

    Frederick J. Sievert*         Director and President (Principal
                                  Executive Officer)

    Michael E. Sproule**          Director

    Seymour Sternberg*            Director

    George J. Trapp*              Director


*By /s/ Robert J. Hebron
   -----------------------
    Robert J. Hebron
    Attorney-in-Fact
    December 23, 2002



*   Pursuant to Powers of Attorney previously filed.
**  Pursuant to Power of Attorney filed herewith.

                                 EXHIBIT INDEX

Exhibit
Number               Description
-------              -----------


(9)(b)(13) Form of Participation Agreement by and among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and NYLIAC.



(9)(m)               Power of Attorney for Michael E. Sproule, Director



(11)(a)              Illustrations for CorpExec VUL




2.                   Opinion and Consent of Thomas F. English, Esq.


6.                   Opinion and Consent of Mei-Erh Chen, Associate Actuary


7.                   Consent of PricewaterhouseCoopers LLP